Offsets	Aug. 02, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40373
Initial Filing Date	Aug. 02, 2024
Fee Offset Claimed	$ 1,070,092.69
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Endeavor
Form or Filing Type	SC 14A
File Number	001-40373
Filing Date	Aug. 02, 2024
Fee Paid with Fee Offset Source	$ 1,070,092.69	[1]

[1]	Endeavor Group Holdings, Inc. previously paid $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14A on August 2, 2024 in connection with the transaction reported hereby.